                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

Report of the Calendar Quarter Ending December 31, 2006

If amended report check here: [ ]

Name of Institutional Investment Manager:

           Appleton Partners, Inc.      S.E.C. File Number 28-6694

Business Address:

   45 Milk Street         Boston               MA                02109
  -----------------  -----------------  -----------------  -----------------
       Street              City               State               Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President   (617) 338-0700

ATTENTION -   Intentional misstatements of omissions of facts constitute
              Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C.
              78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 20/th/ day of February 2007.

                                         Appleton Partners, Inc.
                                         (Name of Institutional Investment Mgr.)

                                         /s/ Douglas C. Chamberlain
                                         --------------------------------------
                                         By: Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      None
Form 13F Information Table Entry Total: 110
Form 13F Information Table Value Total: 238,381,782 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number                        Name
--- ----------------------------------  ----------------------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
31-Dec-06

                                                                           Investment          Voting
                                                                           Discretion        Authority
                                                                        ----------------- ----------------
                             Security                                   Sole Shared Other Sole Shared None
Security                       Type       Cusip   Market Value Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                   ------------ --------- ------------ -------- ---- ------ ----- ---- ------ ----
Master Group
3M CO COM                  COMMON STOCK 88579Y101   2323093      29810   X                 X
ABBOTT LABS COM            COMMON STOCK 002824100    305655       6275   X                 X
ADOBE SYS INC COM          COMMON STOCK 00724F101   1398286      34005   X                 X
ALTRIA GROUP INC COM       COMMON STOCK 02209S103    300370       3500   X                 X
AMERICAN EXPRESS CO COM    COMMON STOCK 025816109   3961994      65304   X                 X
AMETEK INC NEW COM         COMMON STOCK 031100100   1768616      55547   X                 X
AMGEN INC COM              COMMON STOCK 031162100   2507660      36710   X                 X
AMPHENOL CORP NEW CL A     COMMON STOCK 032095101   2117238      34105   X                 X
APACHE CORP COM            COMMON STOCK 037411105    345852       5200   X                 X
APPLE, INC.                COMMON STOCK 037833100   3752049      44225   X                 X
APPLETON EQUITY GROWTH
  FUND                     MUTUAL FUNDS 038042107   3075358     406793   X                 X
AT&T INC COM               COMMON STOCK 00206R102   2614219      73125   X                 X
ATLAS CONS MNG&DEV CP CL B COMMON STOCK 049249303      3827      76533   X                 X
BAKER HUGHES INC COM       COMMON STOCK 057224107   7304958      97843   X                 X
BANK N S HALIFAX COM       COMMON STOCK 064149107    497190      11098   X                 X
BANK OF AMERICA CORP COM   COMMON STOCK 060505104   9073951     169956   X                 X
BELLSOUTH CORP COM         COMMON STOCK 079860102    255666       5427   X                 X
BOEING CO COM              COMMON STOCK 097023105    204332       2300   X                 X
BP PLC SPONSORED ADR       COMMON STOCK 055622104   1231822      18358   X                 X
BRISTOL MYERS SQUIBB COM   COMMON STOCK 110122108    366901      13940   X                 X
BROADCOM CORP CL A         COMMON STOCK 111320107   1654369      51203   X                 X
BURLINGTON NRTHN SANTA COM COMMON STOCK 12189T104   3205421      43428   X                 X
CAREMARK RX INC COM        COMMON STOCK 141705103    436891       7650   X                 X
CARLISLE COS INC COM       COMMON STOCK 142339100    400350       5100   X                 X
CATERPILLAR INC DEL COM    COMMON STOCK 149123101   5012808      81735   X                 X

                                                                           Investment          Voting
                                                                           Discretion        Authority
                                                                        ----------------- ----------------
                             Security                                   Sole Shared Other Sole Shared None
Security                       Type       Cusip   Market Value Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                   ------------ --------- ------------ -------- ---- ------ ----- ---- ------ ----
CHEVRONTEXACO CORP COM     COMMON STOCK 166764100     747580     10167   X                 X
CISCO SYS INC COM          COMMON STOCK 17275R102    3063884    112107   X                 X
CITIGROUP INC COM          COMMON STOCK 172967101    4701526     84408   X                 X
COCA COLA CO COM           COMMON STOCK 191216100    1021211     21165   X                 X
COLGATE PALMOLIVE CO COM   COMMON STOCK 194162103     490866      7524   X                 X
CONOCOPHILLIPS COM         COMMON STOCK 20825C104     203043      2822   X                 X
DISNEY WALT CO COM DISNEY  COMMON STOCK 254687106    6553041    191218   X                 X
DU PONT E I DE NEMOURS COM COMMON STOCK 263534109     432301      8875   X                 X
E M C CORP MASS COM        COMMON STOCK 268648102     404250     30625   X                 X
ECOLAB INC COM             COMMON STOCK 278865100    6550836    144930   X                 X
ENERGAS RES INC COM        COMMON STOCK 29265E108        700     20000   X                 X
EXXON MOBIL CORP COM       COMMON STOCK 30231G102   14734474    192281   X                 X
FEDERATED EQUITY FDS
  KAUFMANN CL A            MUTUAL FUNDS 314172677     238969     42221   X                 X
FEDERATED EQUITY FDS MKT
  OPPOR FD A               MUTUAL FUNDS 314172743     787324     61848   X                 X
FEDERATED INVS INC PA CL B COMMON STOCK 314211103     381714     11300   X                 X
FEDERATED STK TR SH BEN
  INT                      MUTUAL FUNDS 313900102     586917     18376   X                 X
FRANKLIN RES INC COM       COMMON STOCK 354613101     275425      2500   X                 X
FREEPORT-MCMORAN COP&G CL
  B                        COMMON STOCK 35671D857    1995134     35800   X                 X
GARMIN LTD ORD             COMMON STOCK G37260109    3129483     56225   X                 X
GENERAL ELEC CO COM        COMMON STOCK 369604103    9705447    260829   X                 X
HERSHEY FOODS CORP COM     COMMON STOCK 427866108     826929     16605   X                 X
HOME DEPOT INC COM         COMMON STOCK 437076102     460916     11477   X                 X
HONEYWELL INTL INC COM     COMMON STOCK 438516106    1176919     26015   X                 X
ILLINOIS TOOL WKS INC COM  COMMON STOCK 452308109     258664      5600   X                 X
INGERSOLL-RAND COMPANY CL
  A                        COMMON STOCK G4776G101    1933022     49400   X                 X
INTEL CORP COM             COMMON STOCK 458140100    2550589    125955   X                 X
INTERNATIONAL BUS MACH COM COMMON STOCK 459200101    3188852     32824   X                 X
ISHARES TR GS NAT RES IDX  COMMON STOCK 464287374     447548      4405   X                 X
ISHARES TR NASDQ BIO INDX  COMMON STOCK 464287556    1265544     16275   X                 X
J P MORGAN CHASE & CO COM  COMMON STOCK 46625H100     454020      9400   X                 X
JABIL CIRCUIT INC COM      COMMON STOCK 466313103    1269407     51707   X                 X
JOHNSON & JOHNSON COM      COMMON STOCK 478160104    6778405    102672   X                 X
JONES LANG LASALLE INC COM COMMON STOCK 48020Q107    6245900     67765   X                 X
KELLOGG CO COM             COMMON STOCK 487836108    1676109     33482   X                 X
LABORATORY AMER HLDGS COM
  NEW                      COMMON STOCK 50540R409    1534054     20880   X                 X
LOWES COS INC COM          COMMON STOCK 548661107     202475      6500   X                 X
MEDTRONIC INC COM          COMMON STOCK 585055106     602897     11267   X                 X

                                                                           Investment          Voting
                                                                           Discretion        Authority
                                                                        ----------------- ----------------
                             Security                                   Sole Shared Other Sole Shared None
Security                       Type       Cusip   Market Value Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                   ------------ --------- ------------ -------- ---- ------ ----- ---- ------ ----
MERRILL LYNCH & CO INC COM COMMON STOCK 590188108   4659934      50053   X                 X
METLIFE INC COM            COMMON STOCK 59156R108   6608530     111990   X                 X
MFS SER TR I NEW DISCV CL
  A                        MUTUAL FUNDS 552983553    430778      22251   X                 X
MFS SER TR V INTL NEW DIS
  A                        MUTUAL FUNDS 552981888    349779      12794   X                 X
MICROSOFT CORP COM         COMMON STOCK 594918104   4384284     146828   X                 X
MILLIPORE CORP COM         COMMON STOCK 601073109   2477520      37200   X                 X
MORGAN STANLEY COM NEW     COMMON STOCK 617446448    349253       4289   X                 X
NOKIA CORP SPONSORED ADR   COMMON STOCK 654902204   2529799     124498   X                 X
NORDSTROM INC COM          COMMON STOCK 655664100    440359       8925   X                 X
NORTH STAR DIAMONDS COM    COMMON STOCK 662566108       800     100000   X                 X
NORTHERN TR CORP COM       COMMON STOCK 665859104    353823       5830   X                 X
NOVARTIS A G SPONSORED ADR COMMON STOCK 66987V109   3205726      55810   X                 X
OMNICOM GROUP INC COM      COMMON STOCK 681919106   2163455      20695   X                 X
ORACLE CORP COM            COMMON STOCK 68389X105    447611      26115   X                 X
PEOPLES S&P MIDCAP IDX COM MUTUAL FUNDS 712223106    238443       8152   X                 X
PEPSICO INC COM            COMMON STOCK 713448108   5956449      95227   X                 X
PFIZER INC COM             COMMON STOCK 717081103    316109      12205   X                 X
PPG INDS INC COM           COMMON STOCK 693506107    216966       3379   X                 X
PRAXAIR INC COM            COMMON STOCK 74005P104   5972514     100666   X                 X
PRECISION CASTPARTS CP COM COMMON STOCK 740189105   3012606      38485   X                 X
PROCTER & GAMBLE CO COM    COMMON STOCK 742718109   8809296     137067   X                 X
ROYAL DUTCH SHELL PLC
  SPON ADR B               COMMON STOCK 780259107    518257       7284   X                 X
ROYAL DUTCH SHELL PLC
  SPONS ADR A              COMMON STOCK 780259206    447534       6322   X                 X
SATYAM COMP SRVCS LTD ADR  COMMON STOCK 804098101   3913846     163009   X                 X
SCHEIN HENRY INC COM       COMMON STOCK 806407102   4256460      86902   X                 X
SCHLUMBERGER LTD COM       COMMON STOCK 806857108   3738440      59190   X                 X
SCOTTS MIRACLE GRO CO      COMMON STOCK 810186106   2591487      50174   X                 X
SMITH INTL INC COM         COMMON STOCK 832110100   1009295      24575   X                 X
STANLEY WKS COM            COMMON STOCK 854616109    271566       5400   X                 X
STARWOOD HOTELS&RESORT COM COMMON STOCK 85590A401   1870937      29935   X                 X
STATE STR CORP COM         COMMON STOCK 857477103   1032372      15308   X                 X
STRYKER CORP COM           COMMON STOCK 863667101    231186       4195   X                 X
TARGET CORP COM            COMMON STOCK 87612E106   1467326      25720   X                 X
TEMPLETON INCOME TR GLB
  BD ADVSOR                MUTUAL FUNDS 880208400    210075      19063   X                 X
TRIBUNE CO NEW COM         COMMON STOCK 896047107    855869      27806   X                 X
UBS AG NAMEN AKT           COMMON STOCK H89231338   1336309      22150   X                 X
UNITED TECHNOLOGIES CP COM COMMON STOCK 913017109   1355121      21675   X                 X

                                                                           Investment          Voting
                                                                           Discretion        Authority
                                                                        ----------------- ----------------
                             Security                                   Sole Shared Other Sole Shared None
Security                       Type       Cusip   Market Value Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                   ------------ --------- ------------ -------- ---- ------ ----- ---- ------ ----
UNITEDHEALTH GROUP INC COM COMMON STOCK 91324P102    2311142     43014   X                 X
VALERO ENERGY CORP NEW COM COMMON STOCK 91913Y100     569155     11125   X                 X
VCA ANTECH INC COM         COMMON STOCK 918194101    5912659    183680   X                 X
VERIZON COMMUNICATIONS COM COMMON STOCK 92343V104    1831910     49192   X                 X
WACHOVIA CORP 2ND NEW COM  COMMON STOCK 929903102     412090      7236   X                 X
WAL MART STORES INC COM    COMMON STOCK 931142103     253713      5494   X                 X
WALGREEN CO COM            COMMON STOCK 931422109     445133      9700   X                 X
WEATHERFORD INTL LTD COM   COMMON STOCK G95089101     714818     17105   X                 X
WELLS FARGO & CO NEW COM   COMMON STOCK 949746101    5382824    151373   X                 X
WYETH COM                  COMMON STOCK 983024100     288564      5667   X                 X
ZIMMER HLDGS INC COM       COMMON STOCK 98956P102    1234407     15749   X                 X
                                                   ---------
                                                   238381782
                                                   ---------
TOTAL PORTFOLIO                                    238381782
                                                   =========